Classification of financial assets and liabilities	12 Months Ended
Dec. 31, 2017
Classification of financial assets and liabilities
Classification of financial assets and liabilities

Note 12. Classification of financial assets and liabilities

Financial assets by accounting category:

	December 31, 2017
	Financial assets at fair value through profit or loss		Derivatives used for hedge accounting	Available-for-sale	Loans and receivables (1)	Total
Consolidated Group Skr mn	Held-for-trading	Designated upon initial recognition (FVO)
Cash and cash equivalents	—	—	—	—	1,231	1,231
Treasuries/government bonds	—	—	—	4,382	—	4,382
Other interest-bearing securities except loans	—	113	—	39,694	—	39,807
Loans in the form of interest-bearing securities	—	—	—	—	41,125	41,125
Loans to credit institutions	—	—	—	—	23,198	23,198
Loans to the public	—	—	—	—	141,111	141,111
Derivatives	4,356	—	3,447	—	—	7,803

Total financial assets	4,356	113	3,447	44,076	206,665	258,657

Financial liabilities by accounting category:

	December 31, 2017
	Financial liabilities at fair value through profit or loss		Derivatives used for hedge accounting	Other financial liabilities(2)	Total
Consolidated Group Skr mn	Held-for-trading	Designated upon initial recognition (FVO)
Borrowing from credit institutions	—	—	—	2,317	2,317
Senior securities issued	—	63,421	—	159,095	222,516
Derivatives	10,864	—	5,616	—	16,480
Subordinated securities issued	—	—	—	2,040	2,040

Total financial liabilities	10,864	63,421	5,616	163,452	243,353

Financial assets by accounting category:

	December 31, 2016
	Financial assets at fair value through profit or loss		Derivatives used for hedge accounting	Available-for-sale	Loans and receivables (1)	Total
Consolidated Group Skr mn	Held-for-trading	Designated upon initial recognition (FVO)
Cash and cash equivalents	—	—	—	—	7,054	7,054
Treasuries/government bonds	—	—	—	3,687	—	3,687
Other interest-bearing securities except loans	—	1,481	—	48,420	—	49,901
Loans in the form of interest-bearing securities	—	269	—	—	45,953	46,222
Loans to credit institutions	—	—	—	—	26,190	26,190
Loans to the public	—	—	—	—	147,909	147,909
Derivatives	6,371	—	5,634	—	—	12,005

Total financial assets	6,371	1,750	5,634	52,107	227,106	292,968

Financial liabilities by accounting category:

	December 31, 2016
	Financial liabilities at fair value through profit or loss		Derivatives used for hedge accounting	Other financial liabilities(2)	Total
Consolidated Group Skr mn	Held-for-trading	Designated upon initial recognition (FVO)
Borrowing from credit institutions	—	—	—	3,756	3,756
Senior securities issued	—	71,079	—	178,113	249,192
Derivatives	15,770	—	6,302	—	22,072
Subordinated securities issued	—	—	—	2,266	2,266

Total financial liabilities	15,770	71,079	6,302	184,135	277,286

(1)

Of loans and receivables, 8 percent (year-end 2016: 8 percent) are subject to fair-value hedge accounting. The remaining 92 percent (year-end 2016: 92 percent) are not subject to hedge accounting and are therefore valued at amortized cost.

(2)

Of other financial liabilities, 89 percent (year-end 2016: 76 percent) are subject to fair-value hedge accounting, the remaining 11 percent (year-end 2016: 24 percent) are not subject to hedge accounting and are therefore valued at amortized cost.

Reclassification

As of July 1, 2008, and October 1, 2008, SEK reclassified certain assets, moving those assets to the category “loans and receivables” from the category “assets available-for-sale”. The reason for the reclassification was that those assets had been illiquid due to the extraordinary market conditions which existed during late 2008 owing to the global financial crisis, and SEK assessed itself to be able to hold the assets to maturity. Therefore there was no need for impairment of such assets. The reclassified assets consist of interest-bearing fixed rate bonds. At the time of the reclassification, the expected cash flows of the reclassified assets were equal to the contractual amounts, including principal and interest. The last reclassified loan and receivable expired in March 2017.

	December 31, 2017			December 31, 2016
Skr mn Reclassified financial assets	Nominal value	Book value	Fair value	Nominal value	Book value	Fair value
Loans in the form of interest-bearing securities	0	0	0	57	60	60